Income taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income taxes	Income taxes:
(a)Current tax expense:
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2020	2019
Current tax expense
Current period income tax	$64	$9
Withholding tax	66	11
Total current tax expense	$130	$20
Deferred tax expense
Origination and reversal of temporary differences	$(24,578)	$(16,287)
Adjustments for prior periods	743	2,715
Change in unrecognized deductible temporary differences	23,835	13,572
Total deferred tax expense	$—	$—

Total income tax expense	$130	$20
27.     Income taxes (cont'd):
(a)Current tax expense (cont'd):
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2020	2019
Net loss before income taxes	$(49,339)	$(35,271)
Expected tax recovery at 27.00% (2019 – 27.00%)	$(13,322)	$(9,523)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	(3,001)	(73)
Expiry of losses and ITC	194	—
Investment tax credits earned	(3,182)	(3,126)
Foreign tax rate differences	1,668	1,304
Change in unrecognized deductible temporary differences	17,707	11,427
Other	66	11
Income taxes	$130	$20

(b)    Unrecognized deferred tax liabilities:
At December 31, 2020, the Corporation did not have any deferred tax liabilities resulting from taxable temporary differences related to un-remitted earnings of controlled subsidiaries.
(c)    Unrecognized deferred tax asset:
At December 31, 2020, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2020	2019
Scientific research expenditures	$110,548	$97,340
Accrued warranty provision	1,619	6,600
Share issuance costs	19,765	238
Losses from operations carried forward	151,620	115,977
Investment tax credits	39,052	34,341
Property, plant and equipment and intangible assets	205,074	193,336
	$527,678	$447,832

Deferred tax assets have not been recognized in respect of these deductible temporary differences because it is not currently probable that future taxable profit will be available against which the Corporation can utilize the benefits.
The Corporation has available to carry forward the following as at December 31:

	2020	2019
Canadian scientific research expenditures	$110,548	$97,340
Canadian losses from operations	66,306	34,847
Canadian investment tax credits	39,052	34,341
German losses from operations for corporate tax purposes	457	525
U.S. federal losses from operations	47,872	51,696
Denmark losses from operations	33,441	26,405
Hong Kong losses from operations	36	33

The Canadian scientific research expenditures may be carried forward indefinitely. The Canadian losses from operations may be used to offset future Canadian taxable income and expire over the period from 2031 to 2040.
27.     Income taxes (cont'd):
(c)    Unrecognized deferred tax asset (cont'd):
The German, Hong Kong and Denmark losses from operations may be used to offset future taxable income in Germany, Hong Kong and Denmark for corporate tax and trade tax purposes and may be carried forward indefinitely.
The U.S. federal losses from operations incurred prior to January 1, 2018 may be used to offset future U.S. taxable income and expire over the period from 2021 to 2037 and may be carried forward indefinitely for losses incurred after January 1, 2018.
The Canadian investment tax credits may be used to offset future Canadian income taxes otherwise payable and expire over the period from 2021 to 2040.